Other assets (Details) - Schedule of other assets - Other Assets [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of other assets [Abstract]
Inventory of rewards	$ 153,168	$ 54,247	$ 28,804
Employees and consultors	42,878
Rewards catalogs	13,009	12,067	10,492
Security deposit	8,654	4,274	5,774
Recoverable taxes	2,133	10,725	44,618
Restricted cash			42,915
Other receivables	15,099	4,949	3,588
Total other assets	234,941	86,262	136,191
Current	188,266	81,988	130,417
Non-current	$ 46,675	$ 4,274	$ 5,774